Summary of Status of Restricted Stock Units and Changes (Detail) - Restricted Stock Units - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Nonvested Stock Units
Nonvested at beginning period	1,208	1,090	1,977
Restricted stock units granted	1,460	1,225	624
Restricted stock units vested	(1,186)	(1,089)	(1,460)
Restricted stock units forfeited	(24)	(18)	(51)
Nonvested at ending period	1,458	1,208	1,090	1,977
Weighted Average Grant Date Fair Value
Nonvested at beginning period	$ 15.68	$ 15	$ 17.89
Restricted stock units granted	19.51	15.68	13.51
Restricted stock units vested	15.63	14.94	18.36
Restricted stock units forfeited	19.44	15.26	16.38
Nonvested at ending period	$ 19.46	$ 15.68	$ 15	$ 17.89
Weighted Average Remaining Recognition Period (Years)
Nonvested at ending period	3 months 14 days	3 months	1 month 17 days	7 months 28 days